SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Translation, Revenues, Advertising, Government Funds, and Comprehensive Income (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) ₽ / $	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 RUB (₽)	Dec. 31, 2015 RUB (₽)	Dec. 31, 2017 RUB (₽) ₽ / $
Reclassifications
Prepaid expenses and other assets	$ (38.6)	₽ (2,224)		₽ 113	₽ 867
Accounts payable and accrued liabilities	(50.7)	(2,921)		(3,817)	(980)
Payment for contingent consideration	(3.4)	(195)		(680)	(312)
Effect of exchange rate changes on cash and cash equivalents	(17.0)	(976)		(3,449)	5,052
Net change in cash and cash equivalents	250.3	14,421		3,182	6,482
Cash and cash equivalents at beginning of period	500.2	28,810		25,628	19,146
Cash and cash equivalents at end of period	750.5	43,231	$ 500.2	28,810	25,628
Other non-current assets	57.3			2,811		₽ 3,301
Interest income	50.5	2,909		2,863	3,037
Interest Expense	$ (15.6)	₽ (897)		₽ (1,208)	(1,293)
Other
Effective Income Tax Rate Reconciliation, Percent	25.00%	25.00%	20.00%	20.00%
Multiple Foreign Currency Exchange Rates [Abstract]
Exchange rate of RUB to $1.00 | ₽ / $	57.6002					57.6002
Advertising Revenues
Advertising sales commissions and bonuses	$ 128.0	₽ 7,375		₽ 5,633	4,113
Other Revenue
Promotional discounts and minimum fare guarantees	169.0	9,737		2,383
Promotional discounts and minimum fare guarantees netted against revenues	80.0	4,606		592
Promotional discounts and minimum fare guarantees expensed	89.1	5,131		1,791
Advertising and Promotional Expenses
Promotional and advertising expenses	226.6	13,054		7,132	2,738
Comprehensive Income
Accumulated other comprehensive income	$ 32.3			896		₽ 1,864
ASU-Statement of cash flows - Restricted Cash
Reclassifications
Prepaid expenses and other assets				(163)	(21)
Accounts payable and accrued liabilities					(180)
Escrow cash deposit					(58)
Payment for contingent consideration				(528)	(188)
Effect of exchange rate changes on cash and cash equivalents				(121)	336
Net change in cash and cash equivalents				(812)	(111)
Cash and cash equivalents at beginning of period		₽ 578		1,390	1,501
Cash and cash equivalents at end of period				578	1,390
Restricted cash, non-current				(442)
Other non-current assets				442
Interest income				2,863	3,037
Interest Expense				(1,208)	(1,293)
Interest income, net				₽ 1,655	₽ 1,744
Minimum
Government Funds Contributions
Employer's contribution to governmental pension, medical and social funds (as a percent)			15.00%	15.00%	15.00%
Minimum | Accredited IT outsourcing providers
Government Funds Contributions
Employer's contribution to governmental pension, medical and social funds (as a percent)	4.00%	4.00%
Minimum | Other companies
Government Funds Contributions
Employer's contribution to governmental pension, medical and social funds (as a percent)	15.00%	15.00%
Maximum
Government Funds Contributions
Employer's contribution to governmental pension, medical and social funds (as a percent)			30.00%	30.00%	30.00%
Maximum | Accredited IT outsourcing providers
Government Funds Contributions
Employer's contribution to governmental pension, medical and social funds (as a percent)	14.00%	14.00%
Maximum | Other companies
Government Funds Contributions
Employer's contribution to governmental pension, medical and social funds (as a percent)	30.00%	30.00%